Property, Plant and Equipment - Schedule of property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 285,366	$ 258,793
Impairments	20,230	79,418
Ending balance	393,902	285,366
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	365,916	266,747
Business acquisitions	129,074
Additions	20,814	140,851
Disposals	(1,121)	(41,682)
Transfers	328	0
Ending balance	515,011	365,916
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	80,550	7,954
Depreciation	21,774	18,060
Disposals	(964)	(24,882)
Transfers	(481)	0
Impairments	20,230	79,418
Ending balance	121,109	80,550
Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,349	5,339
Ending balance	2,449	1,349
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,656	5,339
Business acquisitions	1,100
Additions	0	0
Disposals	0	(3,683)
Transfers	0	0
Ending balance	2,756	1,656
Land | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	307	0
Depreciation	0	0
Disposals	0	0
Transfers	0	0
Impairments	0	307
Ending balance	307	307
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	151,237	146,442
Ending balance	244,159	151,237
Buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	164,949	150,834
Business acquisitions	95,788
Additions	1,213	24,432
Disposals	1	(18,260)
Transfers	3,951	7,943
Ending balance	265,902	164,949
Buildings | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,712	4,392
Depreciation	7,981	7,395
Disposals	0	(17,081)
Transfers	(110)	0
Impairments	160	19,006
Ending balance	21,743	13,712
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,430	497
Ending balance	38,900	23,430
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,439	627
Business acquisitions	0
Additions	63	1,395
Disposals	0	0
Transfers	17,649	22,417
Ending balance	42,151	24,439
Leasehold improvements | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,009	130
Depreciation	2,173	879
Disposals	0	0
Transfers	(16)	0
Impairments	85	0
Ending balance	3,251	1,009
Cultivation and production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,770	39,813
Ending balance	26,854	24,770
Cultivation and production equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	33,461	42,029
Business acquisitions	6,154
Additions	2,284	14,969
Disposals	(67)	(13,402)
Transfers	884	(10,135)
Ending balance	42,716	33,461
Cultivation and production equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,691	2,216
Depreciation	5,145	3,702
Disposals	0	(7,435)
Transfers	(78)	271
Impairments	2,104	9,937
Ending balance	15,862	8,691
Furniture, computers, vehicles and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,730	9,152
Ending balance	20,977	14,730
Furniture, computers, vehicles and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	18,871	10,368
Business acquisitions	8,578
Additions	294	9,404
Disposals	0	(909)
Transfers	1,388	8
Ending balance	29,131	18,871
Furniture, computers, vehicles and equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,141	1,216
Depreciation	4,229	3,562
Disposals	0	(366)
Transfers	(277)	(271)
Impairments	61	0
Ending balance	8,154	4,141
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	49,145	57,550
Ending balance	42,956	49,145
Construction in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	98,135	57,550
Business acquisitions	395
Additions	16,960	66,246
Disposals	0	(5,428)
Transfers	(23,544)	(20,233)
Ending balance	91,946	98,135
Construction in progress | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	48,990	0
Depreciation	0	0
Disposals	0	0
Transfers	0	0
Impairments	0	48,990
Ending balance	48,990	48,990
Right-of-Use assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20,705	0
Ending balance	17,607	20,705
Right-of-Use assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,405	0
Business acquisitions	17,059
Additions		24,405
Disposals	(1,055)	0
Transfers	0	0
Ending balance	40,409	24,405
Right-of-Use assets | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,700	0
Depreciation	2,246	2,522
Disposals	(964)	0
Transfers	0	0
Impairments	17,820	1,178
Ending balance	$ 22,802	$ 3,700